Description of Organization and Business Operations (Details) - USD ($)			3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	May 18, 2020	Dec. 31, 2019	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Jan. 13, 2020
Subsidiary, Sale of Stock [Line Items]
Share price			$ 18.00			$ 18.00
Net cash from operating activities						$ (56,580,000)	$ (13,143,000)
Net loss		$ (5,288)	$ 9,480,000			$ 9,480,000
Jaws Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Transaction costs					$ 2,536,382		2,536,382	$ 2,536,382	$ 2,536,382
Reimbursement by underwriters									$ 900,000
Minimum percentage of fair market value on net assets in Trust Account in initial business combination									80.00%
Minimum net tangible assets to be maintained to consummation of business combination.									$ 5,000,001
Maximum interest to pay dissolution expenses									100,000
Cash and cash equivalents									1,037,124
Net cash from operating activities									(1,153,781)
Working capital deficit									955,789
Net loss		$ (5,288)		$ (4,544,269)	$ (2,560,151)		$ (2,563,564)	$ (7,107,833)	(28,879,692)
Working capital loan outstanding									0
Promissory Note With Related Party [Member] | Jaws Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of related party promissory note									300,000	$ 300,000
Sponsor | Jaws Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issue of shares									$ 25,000
IPO | Jaws Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	69,000,000								69,000,000
Share price	$ 10.00								$ 10.000
Proceeds from issuance of shares	$ 690,000,000
Transaction costs									$ 37,748,594
Underwriting fees									12,900,000
Reimbursement by underwriters									900,000
Deferred underwriting fees									24,150,000
Other offering costs									$ 698,594
Over-Allotment Option [Member] | Jaws Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,000,000								9,000,000
Private Placement | Sponsor | Jaws Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrants									$ 1.50
Proceeds from Issuance of Warrants									$ 15,800,000
Number of warrants to purchase shares issued (in shares)									10,533,333